Pacer Developed Markets International Cash Cows 100 ETF
Schedule of Investments
January 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.3%
Australia - 4.9%
BHP Group Ltd. - ADR (a)	26,703	$1,698,311
BlueScope Steel Ltd.	14,096	182,188
Fortescue Metals Group Ltd.	124,593	1,750,414
Newcrest Mining Ltd.	19,742	300,807
		3,931,720
Austria - 0.2%
ams-OSRAM AG (b)	10,842	179,715
Canada - 7.6%
Canadian Natural Resources Ltd.	36,741	1,870,852
Imperial Oil Ltd.	22,953	939,237
Loblaw Cos. Ltd.	11,428	881,677
Magna International, Inc.	9,856	794,492
Suncor Energy, Inc.	56,621	1,617,662
		6,103,920
Chile - 0.8%
Antofagasta PLC	33,838	606,403
China - 1.4%
Lenovo Group Ltd.	1,016,272	1,090,951
Denmark - 2.2%
AP Moller - Maersk A/S - Class B	486	1,736,920
Finland - 2.6%
Fortum Oyj	41,692	1,126,469
Nokia OYJ - ADR (b)	159,910	943,469
		2,069,938
France - 12.2%
Airbus Group SE (b)	13,530	1,704,246
Atos SE	6,150	218,330
Bouygues SA	21,339	747,723
Carrefour SA	48,094	914,203
Cie de Saint-Gobain	23,062	1,545,464
Cie Generale des Etablissements Michelin	6,354	1,054,336
Eiffage SA	9,238	962,698
Faurecia	10,638	461,675
Publicis Groupe SA	13,687	917,982
Thales SA	8,328	761,956
Valeo SA	17,962	496,815
		9,785,428
Germany - 7.3%
Continental AG (b)	12,444	1,187,473
Covestro AG (c)	8,931	530,370
Daimler AG	19,446	1,527,725
Daimler Truck Holding AG (b)	9,715	342,489
Deutsche Post AG	25,482	1,516,977
HeidelbergCement AG	11,150	767,367
		5,872,401
Ireland - 1.4%
CRH PLC - ADR (a)	21,744	1,096,115
Japan - 24.3%
Aisin Corp.	14,234	513,305
Astellas Pharma, Inc.	44,640	717,817
Canon, Inc. - ADR (a)	40,719	965,855
Capcom Co. Ltd.	5,676	135,685
Dentsu Group, Inc.	8,518	291,631
Isuzu Motors Ltd.	26,290	318,459
ITOCHU Corp.	49,393	1,573,898
Japan Tobacco, Inc.	61,128	1,218,523
KDDI Corp.	51,380	1,627,391
Konami Holdings Corp.	3,468	184,731
Marubeni Corp.	106,702	1,093,631
Mazda Motor Corp. (b)	22,338	171,592
Mitsubishi Electric Corp.	63,759	793,109
Nabtesco Corp.	2,876	88,594
NEC Corp.	9,774	377,948
Nintendo Co. Ltd. - ADR	26,493	1,618,722
Nippo Corp.	2,866	99,120
Nippon Telegraph & Telephone Corp.	54,804	1,555,828
Nitto Denko Corp.	3,268	251,319
Otsuka Holdings Co. Ltd.	13,387	455,772
Ricoh Co. Ltd.	22,700	190,350
Ryohin Keikaku Co. Ltd.	8,058	114,554
SCREEN Holdings Co. Ltd.	2,019	198,075
Secom Co. Ltd.	5,000	351,234
Seiko Epson Corp.	16,444	253,490
Sharp Corp.	40,004	441,129
Subaru Corp.	13,084	237,565
Sumitomo Chemical Co. Ltd.	111,394	555,615
Suzuki Motor Corp.	15,922	672,963
Taisei Corp.	5,212	169,612
Takeda Pharmaceutical Co. Ltd. - ADR (a)	112,027	1,619,910
Yamada Holdings Co. Ltd.	80,906	272,077
Yamaha Motor Co. Ltd.	12,095	285,138
		19,414,642
Luxembourg - 1.9%
ArcelorMittal	50,760	1,493,797
Netherlands - 2.2%
Shell PLC - ADR (b)	34,587	1,777,772
Norway - 2.9%
Aker BP ASA	19,966	688,282
Equinor ASA - ADR (a)	59,191	1,630,712
		2,318,994
Poland - 0.3%
KGHM Polska Miedz SA	6,640	227,069
South Korea - 6.7%
HMM Co. Ltd. (b)	39,851	723,963
Hyundai Mobis Co. Ltd.	1,728	332,556
Kia Corp.	19,348	1,316,081
Korean Air Lines Co. Ltd. (b)	21,236	498,531
KT&G Corp. (b)	4,026	259,160
Kumho Petrochemical Co. Ltd.	2,299	277,482
LG Display Co. Ltd. - ADR (a) (b)	47,993	397,862
Lotte Chemical Corp.	1,355	219,183
POSCO - ADR (a)	14,691	830,629
Samsung Engineering Co. Ltd. (b)	10,014	179,014
SK Telecom Co. Ltd. - ADR (a)	11,018	289,112
		5,323,573
Spain - 0.0% (d)
Telefonica SA - ADR (a)	9,144	42,247
Sweden - 5.0%
Boliden AB	8,176	327,487
H & M Hennes & Mauritz AB - Class B	85,552	1,682,094
Lundin Energy AB	12,474	502,184
Telefonaktiebolaget LM Ericsson - ADR	117,463	1,454,192
		3,965,957
Switzerland - 2.0%
Holcim Ltd.	23,231	1,247,226
The Swatch Group AG	1,234	357,290
		1,604,516
United Kingdom - 13.4%
Anglo American PLC	41,876	1,817,978
BAE Systems PLC	104,402	810,448
Barratt Developments PLC	48,067	395,370
Burberry Group PLC	11,750	295,113
Imperial Brands PLC	60,949	1,435,709
Kingfisher PLC	95,760	426,416
Persimmon PLC	13,876	446,764
Rio Tinto PLC - ADR (a)	24,356	1,739,018
Royal Mail PLC	54,998	325,750
Taylor Wimpey PLC	110,568	224,244
Vodafone Group PLC - ADR	101,005	1,768,598
WPP PLC - ADR (a)	12,884	1,003,792
		10,689,200
TOTAL COMMON STOCKS (Cost $77,201,598)		79,331,278

	Principal Amount
SHORT-TERM INVESTMENTS - 0.1%
Money Market Deposit Accounts - 0.1%
U.S. Bank Money Market Deposit Account, 0.003% (e)	$64,197	64,197
TOTAL SHORT-TERM INVESTMENTS (Cost $64,197)		64,197

	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 8.5%
Mount Vernon Liquid Assets Portfolio, LLC, 0.12% (e)	6,755,809	6,755,809
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $6,755,809)		6,755,809

Total Investments (Cost $84,021,604) - 107.9%		86,151,284
Liabilities in Excess of Other Assets - (7.9)%		(6,309,754)
TOTAL NET ASSETS - 100.0%		$79,841,530

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	All or a portion of this security is on loan as of January 31, 2022. The total value of securities on loan is $6,643,207 or 8.3% of net assets.
(b)	Non-income producing security.
(c)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933.  Such securities are treated as liquid securities according to the Fund's liquidity guidelines. The value of those  securities total $530,370 or 0.7% of net assets.

(d)	Less than 0.05%.
(e)	The rate shown is as of January 31, 2022.

Summary of Fair Value Disclosure at January 31, 2022 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the Settlement Price on the exchange on which they are principally traded.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2022:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 79,331,278	$ -	$ -	$ -	$ 79,331,278
Short-Term Investments	64,197	-	-	-	64,197
Investments Purchased with Proceeds from Securities Lending	-	-	-	6,755,809	6,755,809
Total Investments in Securities	$ 79,395,475	$ -	$ -	$ 6,755,809	$ 86,151,284
^ See Schedule of Investments for country breakouts.

For the period ended January 31, 2022, the Fund did not recognize any transfers to or from Level 3.